Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

2025 Pay Versus Performance Table
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(3)	Average Summary Compensation Table Total for non-PEO NEOs(2)	Average Compensation Actually Paid to non-PEO NEOs(2)(3)	Value of Initial Fixed $100 Investment Based on:		Net Income ($MM)(5)	Adjusted EBITDA ($MM)
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)
2025	$15,513,654	$38,198,957	$3,871,357	$6,716,651	$102	$109	$(465)	$1,098
2024	$14,368,498	$4,401,575	$3,479,959	$1,603,421	$61	$108	$(1,316)	$1,140
2023	$14,472,115	$(4,776,615)	$3,154,592	$1,224,527	$100	$110	$1,573	$2,779
2022	$11,118,156	$13,714,085	$2,964,307	$3,084,017	$149	$96	$2,474.0	$3,403.0
2021	$9,040,753	$20,335,113	$2,516,658	$8,987,310	$160	$128	$199.9	$871.0

Named Executive Officers, Footnote	“PEO” represents J. Kent Masters, Jr., who was appointed CEO on April 20, 2020. The non-PEO NEOs for each applicable year are as follows:
a.2025: Neal R. Sheorey, Melissa H. Anderson, Netha N. Johnson, Jr., Eric W. Norris and Mark Mummert
b.2024: Neal R. Sheorey, Melissa H. Anderson, Netha N. Johnson, Jr., Eric W. Norris and Kristin M. Coleman
c.2023: Neal R. Sheorey, Kristin M. Coleman, Netha N. Johnson, Jr., Eric W. Norris, Raphael G. Crawford, Sean O'Hollaren and Scott A. Tozier
d.2022: Scott A. Tozier, Kristin M. Coleman, Netha N. Johnson, Jr. and Eric W. Norris
e.2021: Scott A. Tozier, Netha N. Johnson, Jr., Karen G. Narwold and Eric W. Norris

Adjustment To PEO Compensation, Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay Versus Performance Table above. The following table details the applicable adjustments that were made to Summary Compensation Table totals to determine CAP after deducting the Summary Compensation Table values for the aggregate change in value of pension plans and the grant-date fair value of stock awards and option awards. The fair value or change in fair value, as applicable, of stock awards and option awards was determined by reference to (x) for RSU awards, the closing price of our common stock on the applicable measurement date, (y) for PSU awards (excluding market-
conditioned (relative TSR-based) PSU awards), the closing price of our common stock on the applicable measurement date multiplied by the probability of achievement as of such date and (z) for market-conditioned PSU awards, a Monte Carlo simulation as of the applicable measurement date. For stock options, the fair value or change in fair value, as applicable, was determined using a Black-Scholes valuation model. The model references the closing stock price, in addition to the stock option’s strike price, expected life, volatility, expected dividend yield and risk-free rate as of the measurement date.

Year	Pension	Equity Awards
	Pension Service Cost	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value (since End of Prior Year) of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
PEO
2025	N/A	$14,819,685	$4,191,852	$10,295,958	$3,827,465	$—	$—	$33,134,961
Non-PEO NEO Average
2025	N/A	$4,120,674	$1,019,522	$17,156	$(30,934)	$(121,059)	$—	$5,005,359

Non-PEO NEO Average Total Compensation Amount	$ 3,871,357	$ 3,479,959	$ 3,154,592	$ 2,964,307	$ 2,516,658
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,716,651	1,603,421	1,224,527	3,084,017	8,987,310
Adjustment to Non-PEO NEO Compensation Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay Versus Performance Table above. The following table details the applicable adjustments that were made to Summary Compensation Table totals to determine CAP after deducting the Summary Compensation Table values for the aggregate change in value of pension plans and the grant-date fair value of stock awards and option awards. The fair value or change in fair value, as applicable, of stock awards and option awards was determined by reference to (x) for RSU awards, the closing price of our common stock on the applicable measurement date, (y) for PSU awards (excluding market-
conditioned (relative TSR-based) PSU awards), the closing price of our common stock on the applicable measurement date multiplied by the probability of achievement as of such date and (z) for market-conditioned PSU awards, a Monte Carlo simulation as of the applicable measurement date. For stock options, the fair value or change in fair value, as applicable, was determined using a Black-Scholes valuation model. The model references the closing stock price, in addition to the stock option’s strike price, expected life, volatility, expected dividend yield and risk-free rate as of the measurement date.

Year	Pension	Equity Awards
	Pension Service Cost	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value (since End of Prior Year) of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
PEO
2025	N/A	$14,819,685	$4,191,852	$10,295,958	$3,827,465	$—	$—	$33,134,961
Non-PEO NEO Average
2025	N/A	$4,120,674	$1,019,522	$17,156	$(30,934)	$(121,059)	$—	$5,005,359

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	___________________________________________________
Total Shareholder Return Vs Peer Group
Tabular List, Table

Adjusted EBITDA
Operating Cash Flow Conversion Rate
Cost Center Expense
rTSR
Adjusted ROIC

Total Shareholder Return Amount	$ 102	61	100	149	160
Peer Group Total Shareholder Return Amount	109	108	110	96	128
Net Income (Loss)	$ (465)	$ (1,316)	$ 1,573	$ 2,474	$ 199.9
Company Selected Measure Amount	1,098	1,140	2,779	3,403	871.0
PEO Name	J. Kent Masters, Jr.
Additional 402(v) Disclosure	Cumulative Company TSR and peer group TSR are calculated by assuming that a $100 investment was made on the trading day prior to the first fiscal year reported and reinvesting all dividends until the last day of each reported fiscal year. For this purpose, our peer group is S&P 1500 Specialty Chemical Index.
Masters Jr. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 15,513,654	$ 14,368,498	$ 14,472,115	$ 11,118,156	$ 9,040,753
PEO Actually Paid Compensation Amount	$ 38,198,957	$ 4,401,575	$ (4,776,615)	$ 13,714,085	$ 20,335,113
PEO | Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Measure:: 2
Pay vs Performance Disclosure
Name	Operating Cash Flow Conversion Rate
PEO | Measure:: 3
Pay vs Performance Disclosure
Name	Cost Center Expense
PEO | Measure:: 4
Pay vs Performance Disclosure
Name	rTSR
PEO | Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted ROIC
PEO | Masters Jr. [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 14,819,685
PEO | Masters Jr. [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	4,191,852
PEO | Masters Jr. [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	10,295,958
PEO | Masters Jr. [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	3,827,465
PEO | Masters Jr. [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | Masters Jr. [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | Masters Jr. [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,134,961
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	4,120,674
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,019,522
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	17,156
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(30,934)
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(121,059)
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,005,359